SHAREHOLDER RIGHTS PLAN (Details)	Dec. 22, 2021 Vote	May 06, 2019 Vote	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares					$ 19.50
Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued				861,044,917
Ordinary shares, shares outstanding				861,044,917
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			847,437,583	677,781,251
Ordinary shares, shares outstanding			847,437,583	677,781,251
Votes per share | Vote		1
Class A ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued				847,437,583
Class B ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			13,607,334	13,607,334
Ordinary shares, shares outstanding			13,607,334	13,607,334
Votes per share | Vote	100	50
Class B ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares outstanding				13,607,334
Minimum
SHAREHOLDER RIGHTS PLAN
Shareholders rights plan, ownership interest for rights to be exercisable					15.00%